Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Information About Exposure To Credit Risk and ECLs For Trade Receivables and Contract Assets

The following table provides information about the exposure to credit risk and ECLs for trade receivables and contract assets as of March 31, 2026 and 2025:

	Gross carrying amount	Loss allowance	Credit- impaired
	US$’000	US$’000
As of March 31, 2026 (Successor)
Current	13,231	—	No
≤30 days past due	2,607	—	No
31 – 60 days past due	2,283	—	No
61 – 90 days past due	2,517	—	No
≥91 days past due	92	—	No
	20,730	—
Credit impaired
Individually impaired	43	43	Yes
	20,687	43
As of March 31, 2025 (Successor)
Current	8,773	—	No
≤30 days past due	4,626	—	No
31 – 60 days past due	306	—	No
61 – 90 days past due	8	—	No
≥91 days past due	861	—	No
	14,574	—
Credit impaired
Individually impaired	124	124	Yes
	14,450	124

Summary of Allowance for Impairment in Respect of Trade Receivables and Contract Assets

The movement in the allowance for impairment in respect of trade receivables and contract assets during the year was as follows:

	Successor	Successor
	For the year ended March 31, 2026	For the year ended March 31, 2025
	US$’000	US$’000
At beginning of period	124	3
Impairment loss recognized	43	121
Write-off	(37)	—
Reversal of impairment	(87)	—
At end of period	43	124

Summary of Contractual Maturities of Financial Liabilities

The following are the remaining contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

For the years ending March 31,	2027	2028	2029	2030	2031	Thereafter	Total
2026	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Financial liabilities
Trade and other payables	27,355	—	—	—	—	—	27,355
Lease obligation	1,650	837	529	506	506	4,289	8,317
Total contractual obligations	29,005	837	529	506	506	4,289	35,672

For the years ending March 31,	2026	2027	2028	2029	2030	Thereafter	Total
2025	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Financial liabilities
Trade and other payables	15,070	—	—	—	—	—	15,070
Lease obligation	1,489	1,342	747	522	506	4,790	9,396
Total contractual obligations	16,559	1,342	747	522	506	4,790	24,466

Summary of Foreign Currency Exposure	The foreign currency exposure in IDR is as follows based on notional amounts:

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Trade receivables	1,465	1,377
Cash and cash equivalents	7,047	5,709
Trade payables	(1,569)	(725)
Net exposure	6,943	6,361

Summary of Effect of Changes in Foreign Exchange Rates

A reasonably possible strengthening (weakening) of the US dollar, as indicated below, against the IDR at March 31, and a possible strengthening (weakening) of the local non-USD functional currencies against the USD, would have increased and (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecasted sales and purchases.

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
March 31
USD (10% strengthening)	(612)	59
IDR (10% strengthening)	(739)	(636)

March 31
USD (10% weakening)	612	(59)
IDR (10% weakening)	739	636

Summary of Categories of Financial Instruments

The carrying amounts of each of the categories of financial instruments as at the end of the financial years are as follows:

	Successor	Successor
	As of March 31, 2026	As of March 31, 2025
	US$’000	US$’000
Financial assets at amortized cost
Trade receivables and other assets*	19,975	14,201
Cash and cash equivalents	151,985	72,950
	171,960	87,151

Financial liabilities at amortized cost
Trade and other payables	27,355	15,070
Lease liabilities	6,441	7,283
	33,796	22,353

* Excluding prepayments, goods and services tax receivable, net and deferred offering costs.

Summary of Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

Fair value - hierarchy

As at March 31, 2026

	Level 1	Level 2	Level 3	Total

Financial liabilities at fair value through profit or loss
Derivative financial liabilities - Underwriters' warrants	-	-	88	88

The following three levels of inputs are used to measure the fair value presented above: